Common Stock - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Shares reserved for conversion of preferred stock		10,835,366
Shares reserved for exercise of outstanding stock options	1,618,441	2,689,935	0
Available for issuance under equity compensation plans	441,397	262,616
Exercise of outstanding common stock warrants	11,041,432
Conversion of Series A Preferred Stock	1,028,265	13,802,758
Total shares of authorized common stock reserved for future issuance	14,129,535	13,787,917